Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	CommonStock,$0.001par valueper share
Amount Registered | shares	18,338,461
Proposed Maximum Offering Price per Unit	0.8
Maximum Aggregate Offering Price	$ 14,670,769
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,246.1
Offering Note

(1)

In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.